Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through P&L (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Interest Income [Abstract]
Group borrowing under the TLTRO III-refinancing program	€ 22,400	€ 44,700	€ 22,400	€ 44,700
Net interest income related to EU government grants under the Targeted Longer-Term Refinancing Operations III (TLTRO III) program	(216)	109	(385)	223
Negative interest expense included in interest and similar income	25	388	61	745
Negative interest income included in interest expense	€ 15	€ 192	€ 37	€ 376